Total Cash, Cash Equivalents, Restricted Cash and Restricted Investments (Details) - USD ($) $ in Millions	Sep. 30, 2026	Dec. 31, 2025	Sep. 30, 2025	Dec. 31, 2024
Restricted Cash and Cash Equivalent Item [Line Items]
Cash and cash equivalents	$ 446.1	$ 873.0	$ 892.5
Restricted cash and cash equivalents	80.2	374.6	196.5
Total cash, cash equivalents and restricted cash	526.3	1,247.6	$ 1,089.0	$ 946.6
Restricted investments securing reinsurance contracts and letter of credit facilities	1,337.2	850.7
Total cash, cash equivalents, restricted cash and restricted investments	1,863.5	2,098.3
Financial Standby Letter of Credit
Restricted Cash and Cash Equivalent Item [Line Items]
Restricted cash and cash equivalents	7.4	21.5
Reinsurance Contracts
Restricted Cash and Cash Equivalent Item [Line Items]
Restricted cash and cash equivalents	$ 72.8	$ 353.1